PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2016	2015
Original cost:
Buildings (including facility infrastructure)	$333,696	$292,303
Machinery and equipment	2,093,204	1,808,411
	$2,426,900	$2,100,714
Accumulated depreciation:
Buildings (including facility infrastructure)	(205,604)	(197,518)
Machinery and equipment	(1,604,610)	(1,443,663)
	(1,810,214)	(1,641,181)
	$616,686	$459,533